Equity - Schedule of Additional Paid-in Capital (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Class of Stock [Line Items]
Balance beginning		$ 122,505	$ 4,331,815		$ 1,464,959
Issuance of shares as compensation for services	[1],[2]				2,866,856
Balance ending		9,577,945	122,505		$ 4,331,815
Issuance of shares through Equity Line of Credit		9,401,940 [3]	1,936,236	[4],[5]
Issuance of shares through conversion of convertible notes			2,650,000
Decrease in subscription receivable due to reduction of work by professionals	[1],[2]		(2,766,856)
Business Combination	[6]		$ (6,028,690)

[1]	On January 10, 2023, the Company issued 1,365 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 3,450 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,054,556. During 2024, the service scope and duration were reduced and the service value was adjusted accordingly pursuant to addendums to respective agreements
[2]	On January 10, 2023, the Company issued 137 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 345 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,054,556. During 2024, the service scope and duration were reduced and the service value was adjusted accordingly pursuant to addendums to respective agreements
[3]	During the six months period June 30, 2025, the Company had issued 1,109,300 shares after taking account of the reverse stock split on Feb 11, 2025 and May 6, 2025 respectively.
[4]	On November 21, 2024, the Company entered into a Common Shares Purchase Agreement (the “White Lion Purchase Agreement”) with White Lion Capital, LLC (“White Lion”) and a related Registration Rights Agreement (the “RRA”). Pursuant to the White Lion Purchase Agreement, the Company has the right, but not the obligation, to require White Lion to purchase, within 36 months from the Agreement effective date up to One Hundred Million Dollars ($100,000,000) in aggregate gross purchase price of newly issued Ordinary Shares, with an automatic increase to Three Hundred Million Dollars ($300,000,000) upon any substantial M&A or Material Transaction (as defined in the White Lion Purchase Agreement) and a further option to increase to Five Hundred Million Dollars ($500,000,000) after Two Hundred and Fifty Million Dollars ($250,000,000) has been issued and sold to White Lion under the White Lion Purchase Agreement, subject to certain limitations and conditions set forth in the White Lion Purchase Agreement. The White Lion Purchase Agreement was included as Exhibit 10.27 of the Form F-1 registration statement filed on December 5, 2024. On December 10, 2024, 3,500 Class A Ordinary Shares were issued to White Lion amounting $276,850, in consideration for White Lion’s commitment pursuant to the White Lion Purchase Agreement. In addition, on December 12, 2024, pursuant to this Agreement, the Company issued 19,000 Class A Ordinary Shares for a purchase price of $1,572,186. On December 24, 2024, the Company issued 2,500 Class A Ordinary Shares for a purchase price of $160,050. On December 31, 2024, the Company issued 3,000 Class A Ordinary Shares for a purchase price of $204,000.
[5]	On November 21, 2024, the Company entered into a Common Shares Purchase Agreement (the “White Lion Purchase Agreement”) with White Lion Capital, LLC (“White Lion”) and a related Registration Rights Agreement (the “RRA”). Pursuant to the White Lion Purchase Agreement, the Company has the right, but not the obligation, to require White Lion to purchase, within 36 months from the Agreement effective date up to One Hundred Million Dollars ($100,000,000) in aggregate gross purchase price of newly issued Ordinary Shares, with an automatic increase to Three Hundred Million Dollars ($300,000,000) upon any substantial M&A or Material Transaction (as defined in the White Lion Purchase Agreement) and a further option to increase to Five Hundred Million Dollars ($500,000,000) after Two Hundred and Fifty Million Dollars ($250,000,000) has been issued and sold to White Lion under the White Lion Purchase Agreement, subject to certain limitations and conditions set forth in the White Lion Purchase Agreement. The White Lion Purchase Agreement was included as Exhibit 10.27 of the Form F-1 registration statement filed on December 5, 2024. On December 10, 2024, 35,000 Class A Ordinary Shares were issued to White Lion amounting $276,850, in consideration for White Lion’s commitment pursuant to the White Lion Purchase Agreement. In addition, on December 12, 2024, pursuant to this Agreement, the Company issued 9,500 Class A Ordinary Shares for a purchase price of $1,572,186. On December 24, 2024, the Company issued 25,000 Class A Ordinary Shares for a purchase price of $160,050. On December 31, 2024, the Company issued 30,000 Class A Ordinary Shares for a purchase price of $204,000.
[6]	Upon de-spac business combination, additional paid-in capital and capital reserve of Legacy NewGenIvf was combined with additional paid-in capital and accumulated net losses of the A SPAC I Acquisition Corp and added into the additional paid-in capital of NewGenIvf Group upon the reverse take-over.